COMMITMENTS AND CONTINGENCIES (Contingencies, Narrative) (Details) (Shareholder Class Action Lawsuit against NQ Mobile [Member], Subsequent Event [Member], USD $)
In Millions, unless otherwise specified
0 Months Ended
Mar. 03, 2015
Shareholder Class Action Lawsuit against NQ Mobile [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Litigation Settlement, Amount	$ 5.1